Income taxes (Tables)	12 Months Ended
Dec. 31, 2018
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
(In thousands)	2018	2017	2016
Current income tax expense:
Puerto Rico	$126,700	$17,356	$11,031
Federal and States	6,841	6,046	7,059
Subtotal	133,541	23,402	18,090
Deferred income tax expense (benefit):
Puerto Rico	(62,601)	31,132	36,423
Federal and States	20,953	7,938	24,271
Adjustment for enacted changes in income tax laws	27,686	168,358	-
Subtotal	(13,962)	207,428	60,694
Total income tax expense	$119,579	$230,830	$78,784

Schedule Of Deferred Tax Assets And Liabilities Table Text Block
	December 31, 2018
(In thousands)	PR	US	Total
Deferred tax assets:
Tax credits available for carryforward	$15,900	$7,757	$23,657
Net operating loss and other carryforward available	116,154	720,933	837,087
Postretirement and pension benefits	83,390	-	83,390
Deferred loan origination fees	3,216	(1,280)	1,936
Allowance for loan losses	516,643	18,612	535,255
Deferred gains	-	2,551	2,551
Accelerated depreciation	1,963	5,786	7,749
FDIC-assisted transaction	95,851	-	95,851
Intercompany deferred (loss) gains	1,518	-	1,518
Difference in outside basis from pass-through entities	20,209	-	20,209
Other temporary differences	24,957	7,522	32,479
Total gross deferred tax assets	879,801	761,881	1,641,682
Deferred tax liabilities:
Indefinite-lived intangibles	34,081	39,597	73,678
Unrealized net gain (loss) on trading and available-for-sale securities	23,823	(12,783)	11,040
Other temporary differences	10,579	1,109	11,688
Total gross deferred tax liabilities	68,483	27,923	96,406
Valuation allowance	89,852	406,455	496,307
Net deferred tax asset	$721,466	$327,503	$1,048,969

	December 31, 2017
(In thousands)	PR	US	Total
Deferred tax assets:
Tax credits available for carryforward	$16,069	$7,979	$24,048
Net operating loss and other carryforward available	115,512	708,158	823,670
Postretirement and pension benefits	85,488	-	85,488
Deferred loan origination fees	3,669	958	4,627
Allowance for loan losses	603,462	20,708	624,170
Deferred gains	-	2,670	2,670
Accelerated depreciation	1,300	7,083	8,383
Intercompany deferred (loss) gains	224	-	224
Difference in outside basis from pass-through entities	30,424	-	30,424
Other temporary differences	25,084	6,901	31,985
Total gross deferred tax assets	881,232	754,457	1,635,689
Deferred tax liabilities:
FDIC-assisted transaction	60,402	-	60,402
Indefinite-lived intangibles	31,973	33,009	64,982
Unrealized net gain (loss) on trading and available-for-sale securities	26,364	(7,961)	18,403
Other temporary differences	9,876	386	10,262
Total gross deferred tax liabilities	128,615	25,434	154,049
Valuation allowance	67,263	380,561	447,824
Net deferred tax asset	$685,354	$348,462	$1,033,816

Summary of Operating Loss Carryforwards [Table Text Block]
(In thousands)
2019	$662
2024	10,125
2025	13,516
2026	11,126
2027	29,021
2028	327,166
2029	99,182
2030	105,048
2031	94,434
2032	16,694
2033	96
2034	78,632
2037	7,489
2038	1,642
$794,833

Summary Of Income Tax Contingencies Text Block
(In millions)
Balance at January 1, 2017	$7.4
Additions for tax positions related to 2017	1.1
Reduction as a result of lapse of statute of limitations	(0.9)
Reduction as a result of settlements	(0.3)
Balance at December 31, 2017	$7.3
Additions for tax positions related to 2018	1.1
Reduction as a result of lapse of statute of limitations	(1.2)
Balance at December 31, 2018	$7.2

PUERTO RICO
Schedule Of Effective Income Tax Rate Reconciliation Table Text Block
	2018		2017		2016
(In thousands)	Amount	% of pre-tax income	Amount	% of pre-tax income	Amount	% of pre-tax income
Computed income tax at statutory rates	$287,717	39%	$132,020	39%	$114,792	39%
Benefit of net tax exempt interest income	(97,199)	(13)	(76,815)	(23)	(63,053)	(22)
Effect of income subject to preferential tax rate[1]	(111,738)	(15)	(13,104)	(4)	11,155	4
Deferred tax asset valuation allowance	27,336	4	20,882	6	16,585	6
Difference in tax rates due to multiple jurisdictions	(16,324)	(3)	(2,217)	(1)	(4,092)	(1)
Adjustment in net deferred tax due to change in tax law	27,686	4	168,358	50	-	-
Unrecognized tax benefits	(1,621)	-	(1,185)	-	(4,442)	(2)
State and local taxes	8,772	1	4,123	1	9,081	3
Others	(5,050)	(1)	(1,232)	-	(1,242)	-
Income tax expense	$119,579	16%	$230,830	68%	$78,784	27%
[1] For the year ended December 31,2018, includes the impact of the Tax Closing Agreement entered into in connection with the Westernbank FDIC-assisted Transaction.